CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS:
Allowance for accounts receivable		$ 0	$ 40,000
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	28,257,467	24,804,874	18,366,178
Common stock shares outstanding	28,257,467	24,804,874	18,366,178
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock shares authorized		23,334	23,334
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,785,715	1,785,715	1,785,715
Preferred stock shares issued	1,785,715	1,785,715	1,785,715
Preferred stock shares outstanding	1,785,715	1,785,715	1,785,715
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,016,014	1,016,014	1,016,014
Preferred stock shares issued	1,016,004	1,016,004	1,016,004
Preferred stock shares outstanding	1,016,004	1,016,004	1,016,004